UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30th, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 6300 Bridgepoint Parkway
	 Building One, Suite 320
	 Austin, TX 78730

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Kent Arnett
Title:    Chief Compliance Officer
Phone:    512-767-6700
Signature, Place, and Date of Signing:



Kent Arnett,    Austin, TX   November 1st, 2011

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  59
Form 13F Information Table Value Total:   $985142
List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc.              common           02209S103     1172    43701 SH       SOLE                                      43701
American Express               common           025816109    12415   276500 SH       SOLE                   265000             11500
Apollo Group Inc.              common           037604105   161581  4079302 SH       SOLE                  4042202             37100
Avon Products, Inc.            common           054303102   117790  6009675 SH       SOLE                  6000025              9650
BNY Mellon Corp.               common           064058100   121692  6546075 SH       SOLE                  6545825               250
Becton Dickinson               common           075887109   119136  1624871 SH       SOLE                  1586471             38400
Berkshire Hath A               common           084670108    13991      131 SH       SOLE                                        131
Berkshire Hath B               common           084670702     3162    44515 SH       SOLE                                      44515
C.R. Bard, Inc.                common           067383109   272819  3116505 SH       SOLE                  3111305              5200
Cisco Systems Inc.             common           17275R102   494947 31952707 SH       SOLE                 31843507            109200
Clorox Company                 common           189054109   188272  2838416 SH       SOLE                  2784857             53559
Coca-Cola Co.                  common           191216100   454433  6726361 SH       SOLE                  6533706            192655
Colgate-Palmolive              common           194162103    80043   902600 SH       SOLE                   902000               600
Comcast Corp. A                common           20030N200   197712  9555899 SH       SOLE                  9445899            110000
ConocoPhillips                 common           20825C104   280263  4426143 SH       SOLE                  4407893             18250
Corning Inc.                   common           219350105   130730 10576889 SH       SOLE                 10464889            112000
Covidien Ltd.                  common           G2554F113    60963  1382375 SH       SOLE                  1369000             13375
Dun & Bradstreet               common           26483E100     2352    38400 SH       SOLE                                      38400
Ebay Inc.                      common           278642103    36862  1250000 SH       SOLE                  1250000
Equifax Inc                    common           294429105     1626    52900 SH       SOLE                                      52900
Exelon Corp                    common           30161N101      903    21200 SH       SOLE                                      21200
Exxon Mobil Corp.              common           30231G102   147880  2036071 SH       SOLE                  2024771             11300
H&R Block Inc.                 common           093671105   174364 13100246 SH       SOLE                 13006746             93500
Hewlett-Packard                common           428236103   232565 10359253 SH       SOLE                 10331553             27700
Intel Corporation              common           458140100    51619  2420000 SH       SOLE                  2420000
Janus Capital Grp              common           47102X105    27228  4538000 SH       SOLE                  4538000
Johnson & Johnson              common           478160104   409401  6426015 SH       SOLE                  6323150            102865
Lancaster Colony               common           513847103    48566   796038 SH       SOLE                   768338             27700
Leucadia National              common           527288104      339    14950 SH       SOLE                                      14950
Liberty Int. Corp.             common           53071M104    63590  4305381 SH       SOLE                  4179080            126301
Markel Corp                    common           570535104      286      800 SH       SOLE                                        800
Medtronic Inc.                 common           585055106    13296   400000 SH       SOLE                   400000
Microsoft Corp.                common           594918104   655965 26354570 SH       SOLE                 26045250            309320
News Corp CL B                 common           65248E203     1248    80000 SH       SOLE                                      80000
News Corp Cl A                 common           65248E104  1192418 77079367 SH       SOLE                 76660667            418700
Patterson Companies            common           703395103    68054  2377000 SH       SOLE                  2377000
Paychex, Inc.                  common           704326107      570    21600 SH       SOLE                                      21600
PepsiCo, Inc.                  common           713448108  1212751 19592104 SH       SOLE                 19423654            168450
Pfizer Inc.                    common           717081103   329014 18609368 SH       SOLE                 18422368            187000
Philip Morris Intl             common           718172109     2769    44389 SH       SOLE                                      44389
Procter & Gamble               common           742718109   799192 12649452 SH       SOLE                 12525155            124297
Research in Motion             common           760975102    69951  3445855 SH       SOLE                  3441855              4000
Resource America               common           761195205     6983  1548420 SH       SOLE                  1511820             36600
Stryker Corporation            common           863667101   210999  4476966 SH       SOLE                  4428966             48000
Sysco Corporation              common           871829107   380299 14683359 SH       SOLE                 14606909             76450
TJX Companies Inc.             common           872540109      560    10100 SH       SOLE                                      10100
The Bancorp Inc.               common           05969A105    17304  2416782 SH       SOLE                  2145095            271687
Total System Services          common           891906109    60738  3587605 SH       SOLE                  3574805             12800
Toyota Ind. ADR                common           892330101    35313  1214762 SH       SOLE                  1214762
U.S. Bancorp                   common           902973304   289931 12316510 SH       SOLE                 12213392            103118
United Parcel Service          common           911312106     1787    28301 SH       SOLE                                      28301
UnitedHealth Group             common           91324P102   107877  2339043 SH       SOLE                  2334043              5000
Viacom Inc Cl B                common           92553P201   308727  7969212 SH       SOLE                  7810587            158625
Viacom Inc. Cl A               common           92553P102     1063    21975 SH       SOLE                                      21975
Wal-Mart Stores                common           931142103   170754  3290063 SH       SOLE                  3236962             53101
Walgreen Company               common           931422109     1812    55100 SH       SOLE                                      55100
Wells Fargo & Co               common           949746101      813    33700 SH       SOLE                    14500             19200
Western Union                  common           959802109     2206   144300 SH       SOLE                                     144300
WisdomTree Japan SmCap Div                      97717W836      323 7400.000 SH       SOLE                 7400.000